Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005-3948
WRITER’S DIRECT DIAL NUMBER: (202) 508-4662
August 14, 2007
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: American Performance Funds Proxy Statement (Registration Nos. 033-35190 and 811-6114)
Ladies and Gentlemen:
     Enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended are preliminary copies of a Proxy Statement, Notice of Meeting to Shareholders, and form of Proxy to be used in connection with a Special Meeting of Shareholders of American Performance Funds.
     The Meeting is scheduled for September 25, 2007 and is being called for the purposes described in the Notice of Meeting of Shareholders filed herewith. A definitive version of the proxy materials is expected to be released to security holders on or around August 27, 2007.
     If you have any questions, please feel free to contact me at (202) 508-4662 or, in my absence, Alyssa Albertelli of this firm at (202)508-4667.
Very truly yours,
/s/ Melissa S. Gainor
Melissa S. Gainor*
* Admitted in Massachusetts only. Supervised by Ropes & Gray partners who are members of the District of Columbia Bar.